SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Movie production	$ 467,230	$ 686,892
Books and periodicals		68,392
Total inventories	$ 467,230	$ 755,284